UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Education Income Fund

Annual Report
August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2022	Past 1 year	Life of Fund A
Fidelity® Education Income Fund	-6.34%	-3.81%

A     From March 16, 2021

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Education Income Fund, on March 16, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 1-5 Year Government\Credit Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an "easy" to a "tight" monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June - its largest increase since 1994 - and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course in August (-2.83%), when the Fed dashed hopes that it would soon "pivot" to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.
Comments from Co-Portfolio Managers David DeBiase, Rob Galusza and Julian Potenza:
For the fiscal year ending August 31, 2022, the fund returned -6.34%, net of fees, trailing the -5.84% result of the benchmark Bloomberg U.S. 1-5 Year Government/Credit Bond Index, and performing roughly in line with the -6.19% return of the Fidelity Education Income Composite Index. Overall, both sector allocation and security selection detracted from performance, relative to the Composite index. The fund's overweighted position in corporate bonds hampered our relative result, as did non-benchmark stakes in Federal National Mortgage Association (FNMA) debt, asset-backed securities and commercial mortgage-backed securities. Conversely, a notable underweighting in U.S. Treasuries aided relative performance. Our avoidance of U.S. government-related agency debt also meaningfully contributed versus the Composite index. At period end, corporates made up roughly 32% of fund assets, down from about 39% 12 months ago, but still notably higher than the Composite index average of roughly 17%. We also sharply reduced our exposure to FNMA securities. However, by the end of the fiscal year, we significantly increased the fund's exposure to U.S. Treasuries to roughly 61% of assets, from about 34% at the start of the period, though still an underweight stake compared with the average Composite index weight of approximately 74%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2022 (Unaudited)
Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.3%

Schedule of Investments August 31, 2022
Showing Percentage of Net Assets
Nonconvertible Bonds - 31.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	750,000	644,285
4.25% 3/1/27	400,000	396,193
4.3% 2/15/30	250,000	239,797
Verizon Communications, Inc.:
2.1% 3/22/28	500,000	441,885
3% 3/22/27	78,000	73,780
		1,795,940
Entertainment - 0.1%
The Walt Disney Co. 1.75% 1/13/26	306,000	285,036
Media - 0.5%
Comcast Corp.:
2.35% 1/15/27	500,000	465,554
3.95% 10/15/25	725,000	723,801
Magallanes, Inc. 4.054% 3/15/29 (b)	6,000	5,464
		1,194,819
Wireless Telecommunication Services - 0.0%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	19,000	18,077
TOTAL COMMUNICATION SERVICES		3,293,872
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.3%
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	500,000	475,323
1.45% 3/2/26 (b)	500,000	453,531
General Motors Financial Co., Inc.:
1.05% 3/8/24	18,000	17,082
1.25% 1/8/26	500,000	440,505
2.35% 2/26/27	1,000,000	886,819
Toyota Motor Corp. 3.419% 7/20/23	355,000	354,484
Volkswagen Group of America Finance LLC:
3.95% 6/6/25 (b)	227,000	223,375
4.35% 6/8/27 (b)	200,000	194,692
		3,045,811
Specialty Retail - 0.0%
The Home Depot, Inc. 2.875% 4/15/27	28,000	26,934
TOTAL CONSUMER DISCRETIONARY		3,072,745
CONSUMER STAPLES - 0.9%
Tobacco - 0.9%
BAT Capital Corp. 4.7% 4/2/27	801,000	779,405
BAT International Finance PLC 1.668% 3/25/26	750,000	667,794
Philip Morris International, Inc. 1.5% 5/1/25	750,000	704,261
		2,151,460
ENERGY - 0.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
1.231% 12/15/23	16,000	15,501
2.061% 12/15/26	15,000	13,649
		29,150
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	315,000	293,268
ConocoPhillips Co. 2.4% 3/7/25	30,000	29,023
Enbridge, Inc.:
2.15% 2/16/24	12,000	11,634
2.5% 2/14/25	12,000	11,510
Energy Transfer LP 4.2% 9/15/23	73,000	72,847
Exxon Mobil Corp. 2.992% 3/19/25	210,000	205,442
MPLX LP:
4% 3/15/28	760,000	727,054
4.5% 7/15/23	350,000	351,277
Phillips 66 Co. 3.7% 4/6/23	118,000	117,982
		1,820,037
TOTAL ENERGY		1,849,187
FINANCIALS - 23.8%
Banks - 15.1%
Bank of America Corp.:
1.197% 10/24/26 (c)	500,000	447,032
1.734% 7/22/27 (c)	500,000	443,676
2.456% 10/22/25 (c)	500,000	477,107
2.551% 2/4/28 (c)	850,000	770,611
2.651% 3/11/32 (c)	250,000	207,271
3.004% 12/20/23 (c)	500,000	498,153
3.458% 3/15/25 (c)	393,000	386,546
4.948% 7/22/28 (c)	1,250,000	1,248,858
Banque Federative du Credit Mutuel SA 4.524% 7/13/25 (b)	449,000	446,848
Barclays PLC:
1.007% 12/10/24 (c)	750,000	710,783
2.279% 11/24/27 (c)	1,300,000	1,141,719
2.852% 5/7/26 (c)	750,000	702,167
BNP Paribas SA U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	750,000	657,894
Canadian Imperial Bank of Commerce:
3.45% 4/7/27	1,150,000	1,102,391
3.945% 8/4/25	495,000	488,716
Citigroup, Inc.:
1.122% 1/28/27 (c)	500,000	441,334
3.07% 2/24/28 (c)	500,000	462,302
3.106% 4/8/26 (c)	1,100,000	1,056,579
4.4% 6/10/25	250,000	248,908
DNB Bank ASA 1.605% 3/30/28 (b)(c)	750,000	648,877
Fifth Third Bancorp 3.65% 1/25/24	168,000	166,923
HSBC Holdings PLC:
1.589% 5/24/27 (c)	550,000	479,073
2.251% 11/22/27 (c)	1,300,000	1,146,076
3.803% 3/11/25 (c)	750,000	735,660
3.95% 5/18/24 (c)	750,000	745,860
5.21% 8/11/28 (c)	327,000	319,169
Huntington Bancshares, Inc.:
2.625% 8/6/24	450,000	436,688
4.443% 8/4/28 (c)	261,000	255,083
JPMorgan Chase & Co.:
0.697% 3/16/24 (c)	500,000	490,697
0.824% 6/1/25 (c)	63,000	58,939
1.47% 9/22/27 (c)	580,000	507,919
2.083% 4/22/26 (c)	500,000	467,585
2.947% 2/24/28 (c)	818,000	759,201
3.54% 5/1/28 (c)	350,000	329,686
4.851% 7/25/28 (c)	1,250,000	1,247,498
KeyBank NA 4.15% 8/8/25	250,000	248,052
KeyCorp 3.878% 5/23/25 (c)	177,000	175,461
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	750,000	723,099
0.953% 7/19/25 (c)	750,000	700,005
1.64% 10/13/27 (c)	1,300,000	1,140,750
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	500,000	480,988
1.234% 5/22/27 (c)	1,050,000	913,869
2.651% 5/22/26 (c)	500,000	469,230
National Australia Bank Ltd. 2.875% 4/12/23	468,000	465,791
NatWest Group PLC:
1.642% 6/14/27 (c)	1,300,000	1,138,086
4.269% 3/22/25 (c)	200,000	197,705
PNC Financial Services Group, Inc. 3.5% 1/23/24	200,000	199,373
Rabobank Nederland 1.98% 12/15/27 (b)(c)	550,000	486,100
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	773,000	672,195
Societe Generale 2.797% 1/19/28 (b)(c)	950,000	837,043
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	750,000	660,695
2.696% 7/16/24	500,000	484,870
The Toronto-Dominion Bank 2.8% 3/10/27	64,000	59,977
Truist Financial Corp. 4.26% 7/28/26 (c)	460,000	458,963
Wells Fargo & Co.:
1.654% 6/2/24 (c)	750,000	734,815
2.164% 2/11/26 (c)	750,000	705,659
2.188% 4/30/26 (c)	176,000	164,741
3.526% 3/24/28 (c)	788,000	744,404
4.808% 7/25/28 (c)	1,250,000	1,240,824
		34,836,524
Capital Markets - 5.0%
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)	1,300,000	1,093,895
3.091% 5/14/32 (b)(c)	250,000	188,951
6.373% 7/15/26 (b)(c)	300,000	298,592
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	750,000	661,144
2.311% 11/16/27 (c)	1,300,000	1,104,389
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (c)	500,000	495,928
1.757% 1/24/25 (c)	500,000	480,481
2.64% 2/24/28 (c)	563,000	510,550
4.482% 8/23/28 (c)	500,000	488,074
Intercontinental Exchange, Inc.:
3.65% 5/23/25	314,000	310,768
3.75% 9/21/28	125,000	120,876
4% 9/15/27	981,000	965,438
Moody's Corp. 3.75% 3/24/25	750,000	742,779
Morgan Stanley:
0.79% 5/30/25 (c)	750,000	701,066
2.188% 4/28/26 (c)	750,000	704,481
2.239% 7/21/32 (c)	250,000	201,377
3.591% 7/22/28 (c)	1,050,000	991,217
3.737% 4/24/24 (c)	500,000	497,802
4.679% 7/17/26 (c)	342,000	342,368
S&P Global, Inc. 2.45% 3/1/27 (b)	814,000	759,255
		11,659,431
Consumer Finance - 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 2.45% 10/29/26	700,000	617,227
American Express Co.:
2.25% 3/4/25	35,000	33,410
2.55% 3/4/27	54,000	50,145
Capital One Financial Corp.:
1.343% 12/6/24 (c)	850,000	815,196
1.878% 11/2/27 (c)	1,400,000	1,233,515
4.985% 7/24/26 (c)	201,000	200,718
Hyundai Capital America 1% 9/17/24 (b)	74,000	68,560
John Deere Capital Corp. 3.4% 6/6/25	355,000	351,479
		3,370,250
Diversified Financial Services - 0.5%
Athene Global Funding:
1.716% 1/7/25 (b)	600,000	555,376
1.73% 10/2/26 (b)	573,000	499,318
		1,054,694
Insurance - 1.7%
American International Group, Inc. 2.5% 6/30/25	573,000	546,230
Equitable Financial Life Global Funding:
1.1% 11/12/24 (b)	500,000	466,130
1.4% 8/27/27 (b)	700,000	599,824
1.7% 11/12/26 (b)	799,000	711,073
MassMutual Global Funding II 4.15% 8/26/25 (b)	463,000	461,764
RGA Global Funding 2% 11/30/26 (b)	30,000	27,204
SunAmerica, Inc.:
3.5% 4/4/25 (b)	508,000	489,245
3.65% 4/5/27 (b)	762,000	716,439
		4,017,909
TOTAL FINANCIALS		54,938,808
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
CVS Health Corp. 4.3% 3/25/28	110,000	108,744
UnitedHealth Group, Inc. 3.7% 5/15/27	399,000	394,403
		503,147
Pharmaceuticals - 0.0%
AstraZeneca Finance LLC 0.7% 5/28/24	60,000	56,797
TOTAL HEALTH CARE		559,944
INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
Raytheon Technologies Corp. 3.95% 8/16/25	116,000	115,996
The Boeing Co.:
1.95% 2/1/24	307,000	297,041
5.04% 5/1/27	500,000	498,496
		911,533
Machinery - 0.5%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	500,000	444,928
Parker Hannifin Corp.:
3.65% 6/15/24	440,000	436,011
4.25% 9/15/27	217,000	214,749
		1,095,688
Road & Rail - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	517,000	468,915
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.2% 1/15/27	530,000	465,449
2.25% 1/15/23	175,000	173,709
3.25% 3/1/25	97,000	92,589
		731,747
TOTAL INDUSTRIALS		3,207,883
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
Roper Technologies, Inc.:
1% 9/15/25	576,000	522,348
1.75% 2/15/31	750,000	587,785
		1,110,133
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Crown Castle International Corp. 3.15% 7/15/23	399,000	396,201
UTILITIES - 0.9%
Electric Utilities - 0.8%
Alabama Power Co. 3.05% 3/15/32	526,000	478,574
Duke Energy Corp. 4.3% 3/15/28	341,000	333,839
Eversource Energy 0.8% 8/15/25	43,000	38,822
Exelon Corp. 2.75% 3/15/27 (b)	6,000	5,605
Southern Co. 3.25% 7/1/26	500,000	477,599
Virginia Electric & Power Co. 2.4% 3/30/32	500,000	427,217
		1,761,656
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 3.25% 6/1/25	178,000	172,744
Multi-Utilities - 0.0%
Sempra Energy 3.3% 4/1/25	28,000	27,252
TOTAL UTILITIES		1,961,652
TOTAL NONCONVERTIBLE BONDS (Cost $74,315,640)		72,541,885

U.S. Treasury Obligations - 60.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds 3.125% 8/15/25	5,974,000	5,913,793
U.S. Treasury Notes:
0.125% 8/15/23	3,243,400	3,141,664
0.625% 7/31/26	223,300	200,359
0.75% 3/31/26	4,532,900	4,118,742
1.75% 3/15/25	9,400,000	9,004,172
2.25% 4/30/24	49,000	48,037
2.5% 4/30/24	30,817,100	30,328,360
2.5% 3/31/27	678,700	653,514
2.625% 4/15/25	57,349,000	56,103,448
2.75% 4/30/27	16,773,900	16,326,378
2.75% 7/31/27	500,000	486,602
2.75% 8/15/32	1,967,000	1,897,540
2.875% 4/30/29	6,797,700	6,610,232
3.125% 8/31/27	3,673,000	3,640,287
TOTAL U.S. TREASURY OBLIGATIONS (Cost $140,566,883)		138,473,128

U.S. Government Agency - Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.0%
2.5% 7/1/31	513,752	491,056
3% 8/1/32 to 12/1/36	1,914,279	1,851,706
TOTAL FANNIE MAE		2,342,762
Freddie Mac - 0.3%
3% 7/1/32 to 3/1/33	653,805	634,968
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,234,741)		2,977,730

Asset-Backed Securities - 2.6%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust:
Series 2021-1 Class A, 0.9% 11/15/26	100,000	93,959
Series 2022-2 Class A, 3.39% 5/17/27	600,000	593,166
Series 2022-3 Class A, 3.75% 8/16/27	570,000	567,835
Bank of America Credit Card Master Trust:
Series 2021-A1 Class A1, 0.44% 9/15/26	80,000	75,815
Series 2022-A1 Class A1, 3.53% 11/15/27	624,000	619,136
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	97,000	91,271
Series 2022-A1 Class A1, 2.8% 3/15/27	148,000	144,138
Series 2022-A2 Class A, 3.49% 5/15/27	671,000	665,055
Discover Card Execution Note Trust:
Series 2021-A1 Class A1, 0.58% 9/15/26	80,000	75,020
Series 2022-A1 Class A1, 1.96% 2/15/27	49,000	46,899
Series 2022-A2 Class A, 3.32% 5/15/27	540,000	532,608
Series 2022-A3 Class A3, 3.56% 7/15/27	540,000	535,664
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	320,000	317,300
Series 2021-A Class A3, 0.3% 8/15/25	491,667	478,461
Honda Auto Receivables Owner Trust Series 2021-1 Class A3, 0.27% 4/21/25	772,164	753,191
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	59,000	55,665
Series 2021-2 Class A, 0.99% 4/20/28	90,000	84,754
Series 2022-5 Class A1A, 3.72% 7/20/27	277,000	277,092
TOTAL ASSET-BACKED SECURITIES (Cost $6,107,631)		6,007,029

Collateralized Mortgage Obligations - 0.3%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.3%
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57 (Cost $649,764)	651,106	640,431

Commercial Mortgage Securities - 1.8%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (b)(c)(d)	100,000	96,347
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (b)(c)(d)	93,383	90,278
BX Trust:
floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (b)(c)(d)	100,000	96,750
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (b)(c)(d)	100,000	95,750
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (b)(c)(d)	75,543	74,644
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	689,069	668,065
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A2, 3.0538% 9/15/50	29,657	29,607
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (b)(c)(d)	100,000	96,447
GS Mortgage Securities Trust sequential payer:
Series 2015-GC28 Class AAB, 3.206% 2/10/48	109,450	107,461
Series 2015-GC32 Class AAB, 3.513% 7/10/48	349,677	342,887
Series 2016-GS2 Class AAB, 2.922% 5/10/49	761,858	741,047
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (b)(c)(d)	445,000	436,633
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (b)(c)(d)	200,000	192,733
Wells Fargo Commercial Mortgage Trust sequential payer Series 2015-C27 Class ASB, 3.278% 2/15/48	367,704	361,336
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	669,673	664,184
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,206,265)		4,094,169

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 3% 2/2/23 (Cost $504,293)	500,000	498,596

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e) (Cost $4,178,473)	4,177,637	4,178,473

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $233,763,690)	229,411,441
NET OTHER ASSETS (LIABILITIES) - 0.6%	1,346,349
NET ASSETS - 100.0%	230,757,790

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,330,265 or 5.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	950,803	96,113,539	92,885,869	22,193	-	-	4,178,473	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	-	443,085	443,085	-	-	-	-	0.0%
Total	950,803	96,556,624	93,328,954	22,193	-	-	4,178,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	72,541,885	-	72,541,885	-

U.S. Government and Government Agency Obligations	138,473,128	-	138,473,128	-

U.S. Government Agency - Mortgage Securities	2,977,730	-	2,977,730	-

Asset-Backed Securities	6,007,029	-	6,007,029	-

Collateralized Mortgage Obligations	640,431	-	640,431	-

Commercial Mortgage Securities	4,094,169	-	4,094,169	-

Bank Notes	498,596	-	498,596	-

Money Market Funds	4,178,473	4,178,473	-	-
Total Investments in Securities:	229,411,441	4,178,473	225,232,968	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2022

Assets
Investment in securities, at value - See accompanying schedule:	$225,232,968
Unaffiliated issuers (cost $229,585,217)
Fidelity Central Funds (cost $4,178,473)	4,178,473

Total Investment in Securities (cost $233,763,690)		$229,411,441
Receivable for investments sold		9,212,149
Receivable for fund shares sold		581,219
Interest receivable		1,689,376
Distributions receivable from Fidelity Central Funds		6,897
Total assets		240,901,082
Liabilities
Payable for investments purchased	$9,562,073
Distributions payable	581,219
Total Liabilities		10,143,292
Net Assets		$230,757,790
Net Assets consist of:
Paid in capital		$235,911,029
Total accumulated earnings (loss)		(5,153,239)
Net Assets		$230,757,790
Net Asset Value , offering price and redemption price per share ($230,757,790 ÷ 24,947,371 shares)		$9.25

Statement of Operations
		Year ended August 31, 2022
Investment Income
Interest		$2,261,485
Income from Fidelity Central Funds		22,193
Total Income		2,283,678
Expenses
Independent trustees' fees and expenses	222
Total expenses before reductions	222
Expense reductions	(183)
Total expenses after reductions		39
Net Investment income (loss)		2,283,639
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(775,412)
Total net realized gain (loss)		(775,412)
Change in net unrealized appreciation (depreciation) on investment securities		(4,473,970)
Net gain (loss)		(5,249,382)
Net increase (decrease) in net assets resulting from operations		$(2,965,743)

Statement of Changes in Net Assets

	Year ended August 31, 2022	For the period March 16, 2021 (commencement of operations) through August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,283,639	$111,953
Net realized gain (loss)	(775,412)	34,712
Change in net unrealized appreciation (depreciation)	(4,473,970)	121,721
Net increase (decrease) in net assets resulting from operations	(2,965,743)	268,386
Distributions to shareholders	(2,334,309)	(121,571)
Share transactions
Proceeds from sales of shares	210,735,306	32,770,069
Reinvestment of distributions	2,334,309	121,571
Cost of shares redeemed	(7,950,228)	(2,100,000)
Net increase (decrease) in net assets resulting from share transactions	205,119,387	30,791,640
Total increase (decrease) in net assets	199,819,335	30,938,455

Net Assets
Beginning of period	30,938,455	-
End of period	$230,757,790	$30,938,455

Other Information
Shares
Sold	22,461,551	3,276,589
Issued in reinvestment of distributions	248,508	12,114
Redeemed	(842,446)	(208,945)
Net increase (decrease)	21,867,613	3,079,758

Fidelity® Education Income Fund

Years ended August 31,	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$10.05	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.224	.036
Net realized and unrealized gain (loss)	(.858)	.052
Total from investment operations	(.634)	.088
Distributions from net investment income	(.153)	(.038)
Distributions from net realized gain	(.013)	-
Total distributions	(.166)	(.038)
Net asset value, end of period	$9.25	$10.05
Total Return D,E	(6.34)%	.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions H	-%	-% I
Expenses net of fee waivers, if any H	-%	-% I
Expenses net of all reductions H	-%	-% I
Net investment income (loss)	2.40%	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$230,758	$30,938
Portfolio turnover rate J	80%	87% K,L

A For the period March 16, 2021 (commencement of operations) through August 31, 2021.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Amount not annualized.

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended August 31, 2022

1. Organization.
Fidelity Education Income Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares are offered only to Fidelity managed 529 plans.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%
A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.   Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 2,231
Gross unrealized depreciation	(4,456,934)
Net unrealized appreciation (depreciation)	$ (4,454,703)
Tax Cost	$ 233,866,144

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (672,958)
Net unrealized appreciation (depreciation) on securities and other investments	$ (4,454,703)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(534,954)
Long-term	(138,004)
Total capital loss carryforward	$ (672,958)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021 A
Ordinary Income	$ 2,334,309	$ 121,571
A   For the period March 16, 2021 (commencement of operations) through August 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Education Income Fund	73,992,543	1,953,951

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Education Income Fund	3,057,370	30,573,697

5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $183.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Garrison Street Trust and the Shareholders of Fidelity Education Income Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Education Income Fund (the "Fund"), a fund of Fidelity Garrison Street Trust, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from March 16, 2021 (commencement of operations) through August 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from March 16, 2021 (commencement of operations) through August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 18, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 297 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function.   Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity ® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity ® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity ® funds (2001-2005), and managed a number of Fidelity ® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity ® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity ® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity ® funds (2013-2016).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity ® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity ® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity ® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity ® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity ® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity ® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Marie L. Knowles (1946)
Year of Election or Appointment: 2001
Trustee
Ms. Knowles also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity ® funds.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity ® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity ® funds (2016).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Laura M. Bishop (1961)
Year of Election or Appointment: 2022
Member of the Advisory Board
Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).
Robert W. Helm (1957)
Year of Election or Appointment: 2021
Member of the Advisory Board
Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Jamie Pagliocco (1964)
Year of Election or Appointment: 2020
Vice President
Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer - Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.
Kenneth B. Robins (1969)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period- C March 1, 2022 to August 31, 2022

Fidelity® Education Income Fund	-%- D
Actual		$ 1,000	$ 962.50	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions   (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 61.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $198,761 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 86.64% of the short-term capital gain dividends distributed in October during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

1.9901557.101
EDI-ANN-1022

Item 2.

Code of Ethics

As of the end of the period, August 31, 2022, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Education Income Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Education Income Fund	$77,100	$-	$9,500	$1,600

August 31, 2021 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Education Income Fund	$63,100	$-	$8,900	$600

A Amounts may reflect rounding.
B Fidelity Education Income Fund commenced operations on March 16, 2021.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2022A	August 31, 2021 A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Education Income Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2022A	August 31, 2021A,B
Deloitte Entities	$468,700	$531,100

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Education Income Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022